ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	[1]			$ 236,538,540
Assets at the end of the period		$ 79,906.2		259,675,153	$ 236,538,540	[1]
Financial assets in concession | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period				2,282,611	2,072,674		$ 1,891,692
Valuation adjustment with an effect on income				205,803	209,937		180,982
Assets at the end of the period				2,488,414	2,282,611		2,072,674
Debt securities | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period				19,602	27,377		36,077
Valuation adjustment with an effect on income				(5,119)	765		750
Valuation adjustments with an effect on OCI					(8,540)		(9,450)
Sales/redemptions				(750)
Assets at the end of the period				13,733	19,602		27,377
Equity financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period				25,341
Adoption IFRS 9				102,214
Valuation adjustment with an effect on income				9,207
Valuation adjustments with an effect on OCI				1,426
Reclassification				25,989	25,341
Additions				396,136
Assets at the end of the period				560,313	25,341
Equity financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy | Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Additions				330,350
Equity financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy | Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions				24,222
Equity financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy | Alpopular
Disclosure of fair value measurement of assets [line items]
Additions				41,070
Equity financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy | Fiduciaria Popular
Disclosure of fair value measurement of assets [line items]
Additions				494
Biological assets | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period				66,139	48,002		240,212
Valuation adjustment with an effect on income				20,606	13,503		14,644
Reclassification of bearer plants balance							(188,177)
Effects of amendments in accounting policies of bearer plants							(18,108)
Reclassification				(96)			(1,331)
Additions				20,900	24,409		21,432
Sales/redemptions				(23,343)	(19,775)		(20,670)
Assets at the end of the period				84,206	66,139		48,002
Investment property | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period				783,794	610,188		538,246
Valuation adjustment with an effect on income				39,415	46,675		53,680
Transfers to non-current assets held for sale				19,719	101,469		11,319
Reclassification				10,780	(30,143)		(2,539)
Additions				61,300	84,036		71,268
Sales/redemptions				(78,684)	(28,431)		(61,786)
Assets at the end of the period				$ 836,324	$ 783,794		$ 610,188

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.